TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	$ 77,516	$ 134,966
Impairment in asset	(855)	(55,838)
Property, plant and equipment, end of period		77,516
Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	176,953	157,676
Foreign Exchange Movement		12,797
Additions		162,518
Disposals		(156,038)
Property, plant and equipment, end of period		176,953
Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(99,437)	(22,680)
Foreign Exchange Movement		(1,064)
Transfer to another class		7,014
Depreciation charged during the period		(28,273)
Impairment in asset		(54,434)
Property, plant and equipment, end of period		(99,437)
Mining Machinery
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	65,358	48,223
Property, plant and equipment, end of period	51,158	65,358
Mining Machinery | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	162,839	70,539
Foreign Exchange Movement	108	3,310
Additions	5,203	162,315
Disposals		(73,325)
Property, plant and equipment, end of period	168,150	162,839
Mining Machinery | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(97,481)	(22,316)
Foreign Exchange Movement		(1,047)
Depreciation charged during the period	(18,656)	(19,955)
Impairment in asset	(855)	(54,163)
Property, plant and equipment, end of period	(116,992)	(97,481)
Assets Under Construction
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	77,516	73,924
Property, plant and equipment, end of period	59,728	77,516
Assets Under Construction | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	176,953	73,924
Foreign Exchange Movement	1,195	8,787
Additions	5,230
Transfer to Assets held for sale	(4,913)
Transfer to another class		(82,711)
Property, plant and equipment, end of period	178,464	176,953
Assets Under Construction | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(99,437)
Foreign Exchange Movement	(81)
Transfer to Assets held for sale	1,652
Depreciation charged during the period	(20,015)
Impairment in asset	(855)
Property, plant and equipment, end of period	(118,736)	(99,437)
Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	5,383	5,313
Property, plant and equipment, end of period	3,828	5,383
Equipment | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	5,414	5,313
Foreign Exchange Movement	569
Additions	27	103
Transfer to Assets held for sale	(1,976)
Disposals		(2)
Property, plant and equipment, end of period	4,034	5,414
Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(31)
Foreign Exchange Movement	(43)
Transfer to Assets held for sale	868
Depreciation charged during the period	(1,000)	(31)
Property, plant and equipment, end of period	(206)	(31)
Data Centres
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	6,775	7,536
Property, plant and equipment, end of period	4,743	6,775
Data Centres | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	8,700	7,900
Foreign Exchange Movement	517	701
Additions		99
Transfer to Assets held for sale	(2,937)
Transfer to another class		82,711
Disposals		(82,711)
Property, plant and equipment, end of period	6,280	8,700
Data Centres | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(1,924)	(364)
Foreign Exchange Movement	(38)	(17)
Transfer to Assets held for sale	784
Transfer to another class		7,014
Depreciation charged during the period	(359)	(8,286)
Impairment in asset		(271)
Property, plant and equipment, end of period	(1,537)	(1,924)
Mining And Computer Equipment
TANGIBLE FIXED ASSETS
Impairment in asset	$ (900)	$ (55,800)